Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 9 days
Expected volatility	66.90%	66.90%
Risk-free rate	3.20%	1.02%
Dividend yield	0.00%	0.00%